SUBSEQUENT EVENT (Details) $ / shares in Units, ¥ in Thousands, shares in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Feb. 28, 2026 CNY (¥) item	Feb. 28, 2026 USD ($) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Nov. 30, 2025 CNY (¥)
SUBSEQUENT EVENT
Issuance scale						¥ 860,000
Proceeds from issuance of stock					¥ 2,122,123
Subsequent event
SUBSEQUENT EVENT
Number of asset-backed securitization vehicle | item		2	2
Consent fee		¥ 262,240	$ 37.5
Asset-backed securitization vehicle one | Subsequent event
SUBSEQUENT EVENT
Issuance scale		¥ 1,702,000
Variable interest entity ownership percentage		30.00%	30.00%
Asset-backed securitization vehicle two | Subsequent event
SUBSEQUENT EVENT
Issuance scale		¥ 4,674,000
Variable interest entity ownership percentage		30.00%	30.00%
Common Class A
SUBSEQUENT EVENT
Proceeds from issuance of stock				¥ 2,122,123
Common Class A | Subsequent event
SUBSEQUENT EVENT
Number of shares issued | shares	81.0
Share price per share | $ / shares	$ 1.7
Proceeds from issuance of stock | $	$ 137.7